SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Mar. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Due to related party	$ 43,900		$ 43,900	$ 43,900
Cash	16,331		760,012	106,998
Working capital	4,737,038			3,056,596
Allowable interest withdraws	207,300
Cash equivalents	$ 0		$ 0	$ 0
Effective tax rate	0.00%	0.00%	0.00%	6.10%
Statutory tax rate (as a percent)	21.00%		21.00%	21.00%
Unrecognized tax benefits	$ 0		$ 0	$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties	$ 0		$ 0	$ 0
Warrants outstanding	12,057,000		12,057,000	12,057,000
Anti-dilutive securities attributable to warrants (in shares)	0	0
Working capital loans
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Due to related party			$ 0	$ 0
Private Placement Warrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants outstanding	12,230,913			12,230,913